Other Liabilities	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Other Liabilities	Other Liabilities

Other Current Liabilities

		December 31,
($ in millions)	Notes	2023	2022
Employee compensation		170	173
Current financial liabilities		149	145
Accrued expenses		83	75
Income taxes payable		83	32
Accrued interest payable		82	85
Contract liabilities	4	69	91
Taxes other than income taxes		53	68
Operating lease liabilities	11	40	37
Licensing obligation payable		39	38
Jackpot liabilities	19	38	57
Other		74	36
		879	837
Other Non-Current Liabilities

		December 31,
($ in millions)	Notes	2023	2022
Licensing obligation payable	14	350	61
Jackpot liabilities	19	118	114
Reserves for uncertain tax positions		45	52
Contract liabilities	4	43	49
Other		54	98
		609	372